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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21507

Evergreen Utilities and High Income Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, Utilities and High Income Fund, for the year ended February, 28, 2005. These 1 series have a 08/31 fiscal year end.

Date of reporting period: 02/28/05

Item 1 - Reports to Stockholders.

Evergreen Utilities & High Income Fund

Evergreen

UTILITIES AND HIGH INCOME FUND

Semiannual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents

1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	STATEMENT OF CASH FLOWS
16	NOTES TO FINANCIAL STATEMENTS
22	AUTOMATIC DIVIDEND REINVESTMENT PLAN
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Utilities & High Income Fund, which covers the six-month period ended February 28, 2005.

Our portfolio management teams entered the investment period prepared for an environment of moderating economic growth and gradually higher interest rates. While these crosscurrents were a challenge for all of our portfolio teams, the hurdle was especially high for the managers of the Evergreen Utilities and High Income Fund, since the telecommunications and utilities sectors have historically struggled when monetary policy was less accommodative. Yet favorable security selection and a lack of significant movement at the long-end of the Treasury yield curve provided an opportunity for a relatively successful navigation of these stormy seas. It is exactly this sort of commitment to the fundamentals that we believe will enable our investors to participate in the long-term gains provided by the financial markets while limiting the potential for losses during the most volatile periods.

The period began with mixed messages on the economy. Basically, growth was good; it was just no longer great. Yet Federal Reserve (“Fed”) officials persisted in their “measured removal of policy accommodation.” We believed the economy had simply transitioned from recovery to expansion, and as a result, a variety of data pointed in different directions. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Market interest rates, though, gyrated with seemingly every monthly report. Costs for commodities and energy were rising, and since inflation-adjusted interest rates remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem.

LETTER TO SHAREHOLDERS continued

The financial markets seemed to agree with this assessment as the period progressed. Despite the rise in yields for shorter-term maturities, prices for many securities remained firm at the long-end, suggesting a lack of inflation fears. Indeed, after oil prices broke from their highs in late October and market interest rates declined, the equity markets rallied into the new-year. This combination of events benefited the portfolio, as demand for income accelerated along with the improved earnings prospects within the utilities sector. While prospects for profit growth may not have been as strong within the telecommunications industry, high yields and speculation about potential merger and acquisition activity provided a solid dose of momentum for the sector into the new-year.

Complacency at the long-end of the yield curve, however, became a major issue for monetary policymakers towards the end of the investment period. In comments to congressional banking committees in mid-February, Fed Chairman Alan Greenspan expressed his concerns that despite a pattern of successive increases in the federal funds rate, it was a “conundrum” to him that yields for longer-term maturities remained low. Not surprisingly, the master wordsmith achieved his objective, and within days of these comments, yields on longer dated maturities had begun their ascent, with yield on the 10-year Treasury having risen by approximately 50 basis points. Though telecom lost much of its momentum during the closing weeks of the investment period, utilities continued to generate solid relative returns.

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain a diversified, long-term strategy, including income, when making investment decisions.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout the period)

	Six Months Ended	Year Ended
	February 28, 2005	August 31,
	(unaudited)	2004 (a)

Net asset value, beginning of period	$19.76	$19.10(b)

Income from investment operations
Net investment income	0.57	0.77
Net realized and unrealized gains or losses on securities, foreign currency related transactions and interest rate swap transactions	3.68	0.32

Total from investment operations	4.25	1.09

Distributions to common shareholders from net investment income	(0.96)	(0.30)

Offering costs charged to capital for
Common shares	0	(0.04)
Preferred shares	0	(0.09)

Total offering costs	0	(0.13)

Net asset value, end of period	$23.05	$19.76

Market value, end of period	$20.70	$18.29

Total return (c)
Based on market value	18.62%	(7.05%)
Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$251,970	$227,328
Liquidation value of preferred shares, end of period (thousands)	$80,000	$80,000
Asset coverage ratio, end of period	414%	384%
Ratios to average net assets applicable to common shareholders
Expenses excluding interest expense (d)	1.22%(f)	1.02%(f)
Expenses including interest expense (e)	1.56%(f)	1.31%(f)
Net investment income	6.36%(f)	12.05%(f)
Portfolio turnover rate	44%	55%

(a) For the period from April 30, 2004 (commencement of operations), to August 31, 2004.

(b) Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

(c) Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

(d) The ratio of expenses to average net assets excludes interest expense and expense reductions.

(e) The ratio of expenses to average net assets excludes expense reductions.

(f) Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 36.6%
CONSUMER DISCRETIONARY 11.2%
Auto Components 0.7%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	$1,000,000	$1,005,000
HLI Operating, Inc., 10.50%, 06/15/2010	840,000	869,400

		1,874,400

Hotels, Restaurants & Leisure 4.2%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	1,000,000	1,116,250
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	1,000,000	1,015,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,000,000	1,042,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	1,000,000	1,118,750
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	1,000,000	995,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014	1,000,000	1,002,500
Seneca Gaming Corp., 7.25%, 05/01/2012	1,000,000	1,047,500
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	1,000,000	1,067,500
Town Sports International, Inc., 9.625%, 04/15/2011	1,000,000	1,065,000
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	1,000,000	1,002,500

		10,472,500

Household Durables 1.0%
Meritage Homes Corp.:
6.25%, 03/15/2015 144A	325,000	327,844
9.75%, 06/01/2011	1,000,000	1,122,530
WCI Communities, Inc., 9.125%, 05/01/2012	1,000,000	1,115,000

		2,565,374

Media 2.4%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,117,500
Dex Media West LLC, 5.875%, 11/15/2011 144A	1,000,000	1,000,000
LIN TV Corp., 6.50%, 05/15/2013	650,000	666,250
Mediacom LLC, 9.50%, 01/15/2013	1,000,000	1,047,500
MediaNews Group, Inc., 6.375%, 04/01/2014	1,000,000	987,500
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	1,000,000	1,177,500

		5,996,250

Specialty Retail 2.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,000,000	1,112,500
CSK Auto, Inc., 7.00%, 01/15/2014	1,000,000	980,000
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,000,000	1,110,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	1,000,000	1,065,000
Payless Shoesource, Inc., 8.25%, 08/01/2013	300,000	308,250
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	395,000	459,187

		5,034,937

Textiles, Apparel & Luxury Goods 0.9%
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,075,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,107,500

		2,182,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 3.7%
Food & Staples Retailing 2.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$ 1,000,000	$1,075,000
Ingles Markets, Inc., 8.875%, 12/01/2011	1,000,000	1,065,000
NeighborCare, Inc., 6.875%, 11/15/2013 (h)	1,000,000	1,060,000
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,050,000
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012	1,000,000	1,090,000

		5,340,000

Food Products 0.7%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	605,000	651,887
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	1,000,000	1,015,000
Del Monte Foods Corp., 8.625%, 12/15/2012	96,000	107,520

		1,774,407

Household Products 0.4%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	1,000,000	1,022,500

Personal Products 0.5%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	1,000,000	1,077,500

ENERGY 3.1%
Energy Equipment & Services 0.5%
Dresser, Inc., 9.375%, 04/15/2011	1,000,000	1,085,000
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	150,000	151,500
Parker Drilling Co., Ser. B, 9.625%, 10/01/2013	65,000	74,588

		1,311,088

Oil & Gas 2.6%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,000,000	1,080,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,000,000	1,067,500
Ferrellgas LLC, 6.75%, 05/01/2014	1,000,000	1,010,000
Forest Oil Corp., 7.75%, 05/01/2014	1,000,000	1,093,750
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	129,375
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,000,000	1,120,000
Stone Energy Corp., 8.25%, 12/15/2011	1,000,000	1,085,000

		6,585,625

FINANCIALS 3.0%
Diversified Financial Services 0.4%
Arch Western Finance LLC, 6.75%, 07/01/2013	1,000,000	1,045,000

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,000,000	1,140,000

Real Estate 2.2%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	1,300,000	1,491,750
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013	1,000,000	1,067,500
La Quinta Properties, Inc., REIT, 7.00%, 08/15/2012	770,000	814,275

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate continued
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	$ 1,000,000	$1,030,000
Thornburg Mortgage, REIT, 8.00%, 05/15/2013	1,000,000	1,065,000

		5,468,525

HEALTH CARE 1.5%
Health Care Providers & Services 1.5%
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	75,000	77,812
Extendicare Health Services, Inc., 6.875%, 05/01/2014	1,000,000	1,025,000
HCA, Inc., 6.375%, 01/15/2015	1,000,000	1,019,962
Omnicare, Inc., 6.125%, 06/01/2013	675,000	680,063
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,000,000	1,036,250

		3,839,087

INDUSTRIALS 5.7%
Aerospace & Defense 1.1%
Aviall, Inc., 7.625%, 07/01/2011	1,520,000	1,626,400
DRS Technologies, Inc., 6.875%, 11/01/2013	1,000,000	1,055,000

		2,681,400

Commercial Services & Supplies 2.5%
Adesa, Inc., 7.625%, 06/15/2012	1,000,000	1,067,500
Allied Waste North America, Inc., 6.50%, 11/15/2010	1,000,000	992,500
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	1,057,500
Manitowoc Co., Inc., 7.125%, 11/01/2013	1,000,000	1,087,500
NationsRent Co., Inc., 9.50%, 10/15/2010	1,000,000	1,120,000
Newpark Resource, Inc., 8.625%, 12/15/2007	1,000,000	1,008,750

		6,333,750

Machinery 1.7%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	1,000,000	1,105,000
Cummins, Inc., 9.50%, 12/01/2010	360,000	405,450
Navistar International Corp.:
6.25%, 03/01/2012 144A	665,000	674,975
7.50%, 06/15/2011	1,000,000	1,070,000
Terex Corp., 7.375%, 01/15/2014	1,000,000	1,057,500

		4,312,925

Transportation Infrastructure 0.4%
Offshore Logistics, Inc., 6.125%, 06/15/2013	1,000,000	1,010,000

INFORMATION TECHNOLOGY 0.8%
IT Services 0.8%
Stratus Technologies, Inc., 10.375%, 12/01/2008	855,000	855,000
Unisys Corp., 6.875%, 03/15/2010	1,000,000	1,042,500

		1,897,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 4.9%
Chemicals 2.6%
Equistar Chemicals LP, 10.625%, 05/01/2011	$ 1,000,000	$1,160,000
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	1,000,000	1,182,500
11.625%, 10/15/2010	1,000,000	1,212,500
Lyondell Chemical Co., 10.50%, 06/01/2013	1,000,000	1,187,500
Millenium America, Inc., 9.25%, 06/15/2008	600,000	670,500
Scotts Co., 6.625%, 11/15/2013	1,000,000	1,061,250

		6,474,250

Containers & Packaging 0.8%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	1,000,000	1,058,750
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/2014 144A	1,000,000	1,030,000

		2,088,750

Metals & Mining 1.0%
Century Aluminum Co., 7.50%, 08/15/2014 144A	1,000,000	1,080,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	250,000	266,250
U.S. Steel Corp., 10.75%, 08/01/2008	1,000,000	1,192,500

		2,538,750

Paper & Forest Products 0.5%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	70,000	74,375
Georgia Pacific Corp., 8.125%, 05/15/2011	1,000,000	1,162,500

		1,236,875

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.2%
Citizens Communications Co., 6.25%, 01/15/2013	1,000,000	997,500
Insight Midwest LP, 10.50%, 11/01/2010	1,000,000	1,092,500
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	760,000	834,100

		2,924,100

Wireless Telecommunication Services 0.8%
Nextel Communications, Inc., 5.95%, 03/15/2014	1,000,000	1,043,750
Rural Cellular Co., 8.25%, 03/15/2012	1,000,000	1,070,000

		2,113,750

UTILITIES 0.7%
Multi-Utilities & Unregulated Power 0.7%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	782,000	868,020
Reliant Resources, Inc., 6.75%, 12/15/2014	1,000,000	997,500

		1,865,520

Total Corporate Bonds (cost $90,251,724)		92,207,263

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE 1.0%
HEALTH CARE 0.2%
Pharmaceuticals 0.2%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	$ 475,000	$489,250

MATERIALS 0.4%
Paper & Forest Products 0.4%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	1,000,000	1,060,000

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc., 6.375%, 03/01/2014	1,000,000	1,031,250

Total Yankee Obligations-Corporate (cost $2,459,128)		2,580,500

	Shares	Value

COMMON STOCKS 98.3%
ENERGY 3.9%
Oil & Gas 3.9%
Crosstex Energy, Inc.	190,000	7,885,000
Western Gas Resources, Inc.	50,000	1,850,000

		9,735,000

FINANCIALS 5.4%
Real Estate 5.4%
Global Signal, Inc. REIT	470,000	13,559,500

TELECOMMUNICATION SERVICES 10.6%
Diversified Telecommunication Services 3.8%
ALLTEL Corp.	1,000	57,200
BellSouth Corp.	50,000	1,290,000
China Netcom Group Corp., Ltd.	19,000	565,630
D&E Communications, Inc.	25,000	266,750
SBC Communications, Inc.	25,000	601,250
Shenandoah Telecommunications Co.	2,500	70,000
Sprint Corp.	150,000	3,552,000
TELUS Corp.	50,000	1,493,898
Verizon Communications, Inc.	50,000	1,798,500

		9,695,228

Wireless Telecommunication Services 6.8%
Bouygues SA *	275,000	11,930,981
Western Wireless Corp., Class A *	132,500	5,207,250

		17,138,231

UTILITIES 78.4%
Electric Utilities 44.9%
Ameren Corp.	100,100	5,152,147
American Electric Power Co., Inc.	125,000	4,175,000
Central Vermont Public Service Corp.	500	11,245

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Cinergy Corp.	75,000	$3,033,750
Cleco Corp.	95,000	1,927,550
DPL, Inc.	400,000	10,192,000
DTE Energy Co.	50,000	2,211,000
E.ON AG	100,000	9,004,389
Edison International Corp.	5,000	162,400
Entergy Corp.	200,000	13,824,000
Exelon Corp.	315,000	14,288,400
FirstEnergy Corp.	200,000	8,248,000
Hawaiian Electric Industries, Inc.	300,000	7,986,000
IDACORP, Inc.	255,000	7,372,050
Maine & Maritimes Corp.	34,600	880,570
MGE Energy, Inc.	70,100	2,510,281
Progress Energy, Inc.	1,000	43,340
Scottish and Southern Energy plc	500,000	8,433,656
Southern Co.	3,000	96,360
TECO Energy, Inc.	1,000	15,890
TERNA SpA	2,000,000	5,718,019
TXU Corp	100,100	7,632,625
Westar Energy, Inc.	5,000	114,900
Wisconsin Energy Corp.	1,500	52,080
Xcel Energy, Inc.	4,500	79,740

		113,165,392

Gas Utilities 1.8%
Atmos Energy Corp.	125,000	3,446,250
NiSource, Inc.	50,000	1,132,000
UGI Corp.	1,000	44,750

		4,623,000

Multi-Utilities & Unregulated Power 23.4%
Constellation Energy Group, Inc.	1,000	51,470
Dominion Resources, Inc.	175,000	12,605,250
Duke Energy Corp.	400,000	10,796,000
Energy East Corp.	15,000	385,800
National Grid Transco plc	50,000	484,875
ONEOK, Inc.	5,000	146,500
RWE AG	275,000	16,708,475
SCANA Corp.	250,000	9,510,000
United Utilities plc	300,000	3,578,177
Vectren Corp.	170,000	4,600,200

		58,866,747

Water Utilities 8.3%
AWG plc	50,000	788,103
Kelda Group plc	900,000	10,431,784
Northumbrian Water Group plc	1,900,000	6,491,753

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities continued
Pennichuck Corp.	34,000	$891,140
Pennon Group plc	25,000	457,003
Severn Trent plc	100,000	1,754,008

		20,813,791

Total Common Stocks (cost $210,683,293)		247,596,889

PREFERRED STOCKS 0.4%
UTILITIES 0.4%
Electric Utilities 0.4%
Dayton Power & Light Co., Ser. A	5,120	365,921
Dayton Power & Light Co., Ser. B	8,810	623,583

Total Preferred Stocks (cost $996,493)		989,504

UNIT INVESTMENT TRUST 0.1%
Kayne Anderson MLP Investment Co. (cost $375,000)	15,000	390,750

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund ø (cost $11,231,718)	11,231,718	11,231,718

Total Investments (cost $315,997,356) 140.9%		354,996,624
Other Assets and Liabilities and Preferred Shares (40.9%)		(103,026,921)

Net Assets Applicable to Common Shareholders 100.0%		$251,969,703

144A   Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

*         Non-income producing security

(h)       Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.

ø         Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2005:

BBB	0.1%
BB	35.4%
B	64.5%

100.0%

The following table shows the percent of total bonds by maturity as of February 28, 2005:

1 to 3 year(s)	2.2%
3 to 5 years	4.0%
5 to 10 years	92.3%
10 to 20 years	1.5%

100.0%

The following table shows the percent of total long-term investments by geographic location as of February 28, 2005:

United States	76.6%
United Kingdom	9.4%
Germany	7.5%
France	3.5%
Italy	1.7%
Canada	1.2%
Hong Kong	0.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005 (unaudited)

Assets
Investments in securities, at value (cost $315,997,356)	$354,996,624
Foreign currency, at value (cost $143,938)	144,280
Receivable for securities sold	428,118
Dividends and interest receivable	3,115,358
Unrealized gains on interest rate swap transactions	139,405

Total assets	358,823,785

Liabilities
Dividends payable	1,092,975
Payable for securities purchased	1,056,575
Payable for reverse repurchase agreements	24,213,971
Payable for offering costs	105,546
Advisory fee payable	5,464
Due to other related parties	455
Accrued expenses and other liabilities	219,192

Total liabilities	26,694,178

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 3,200 shares,
including dividends payable of $159,904	80,159,904

Net assets applicable to common shareholders	$251,969,703

Net assets applicable to common shareholders represented by
Paid-in capital	$205,600,344
Undistributed net investment income	1,141,081
Accumulated net realized gains on securities, foreign currency related transactions and
interest rate swap transactions	6,076,316
Net unrealized gains on securities, foreign currency related transactions and interest rate
swap transactions	39,151,962

Net assets applicable to common shareholders	$251,969,703

Net asset value per share applicable to common shareholders
($251,969,703 divided by 10,929,750 common shares issued and outstanding)	$23.05

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding tax of $343,981)	$5,855,778
Interest	3,814,024

Total investment income	9,669,802

Expenses
Advisory fee	1,072,050
Administrative services fee	89,337
Transfer agent fees	156,423
Trustees’ fees and expenses	20,876
Printing and postage expenses	40,132
Custodian and accounting fees	58,483
Auction agent fees	99,179
Professional fees	35,860
Interest expense	414,971
Other	32,980

Total expenses	2,020,291
Less: Expense reductions	(3,005)
Fee waivers and expense reimbursements	(108,303)

Net expenses	1,908,983

Net investment income	7,760,819

Net realized and unrealized gains or losses on securities, foreign currency related transactions and interest rate swap transactions
Net realized gains or losses on:
Securities	9,680,552
Foreign currency related transactions	(24,900)
Interest rate swap transactions	256,070

Net realized gains on securities, foreign currency related transactions and interest rate swap
transactions	9,911,722
Net change in unrealized gains or losses on securities, foreign
currency related transactions and interest rate swap transactions	31,519,556

Net realized and unrealized gains or losses on securities, foreign
currency related transactions and interest rate swap transactions	41,431,278

Dividends to preferred shareholders from net investment income	(861,394)

Net increase in net assets applicable to common shareholders resulting from operations	$48,330,703

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2005	Year Ended
	(unaudited)	August 31, 2004 (a)

Operations
Net investment income	$ 7,760,819	$8,938,283
Net realized gains or losses on securities, foreign
currency related transactions and interest rate
swap transactions	9,911,722	(3,857,129)
Net change in unrealized gains or losses on securities,
foreign currency related transactions and interest
rate swap transactions	31,519,556	7,633,295
Dividends to preferred shareholders from net
investment income	(861,394)	(237,018)

Net increase in net assets applicable to common
shareholders resulting from operations	48,330,703	12,477,431

Distributions to common shareholders from
Net investment income	(10,987,275)	(3,451,500)

Capital share transactions
Net proceeds from the issuance of common shares	0	219,650,000
Common share offering expenses charged to
paid-in capital	0	(460,000)
Preferred share offering expenses charged to
paid-in capital	0	(988,136)
Cost of shares tendered	(12,701,520)	0

Net increase (decrease) in net assets resulting from
capital share transactions	(12,701,520)	218,201,864

Total increase in net assets applicable to common
shareholders	24,641,908	227,227,795
Net assets applicable to common shareholders
Beginning of period	227,327,795	100,000

End of period	$ 251,969,703	$227,327,795

Undistributed net investment income	$ 1,141,081	$5,375,615

(a) For the period from April 30, 2004 (commencement of operations), to August 31, 2004.

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

Six Months Ended February 28, 2005 (unaudited)

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$48,330,703
Adjustments to reconcile net increase in net assets
from operations to net cash provided by operating activities:
Purchase of investment securities including amortization of
premium and accretion of discount on long-term securities	(159,977,993)
Proceeds from disposition of investment securities	181,778,755
Purchase of short-term investment securities, net	(2,692,907)
Sale of foreign currency, net	525,729
Decrease in dividends and interest receivable	1,997,915
Decrease in receivable for securities sold	9,166,369
Decrease in payable for securities purchased	(1,564,213)
Increase in accrued expenses	96,111
Unrealized appreciation on securities, foreign currency and interest rate swaps	(31,497,366)
Net realized gain from securities	(9,680,552)

Net cash provided by operating activities	36,482,551

Cash Flows from Financing Activities:
Payment for shares tendered	(12,701,520)
Cash distributions paid on common shares	(11,044,800)
Reduction of reverse repurchase agreements	(12,840,472)
Increase in dividends payable on preferred shares	104,241

Net cash used in financing activities	(36,482,551)

Net increase in cash	$0

Cash:
Beginning of period	$0

End of period	$0

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Evergreen Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income and moderate capital growth, with emphasis on providing tax-advantaged dividend income.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets applicable to common share-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

holders. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. The advisory fee would be equivalent to 0.92% of the Fund’s average daily net assets applicable to common shareholders if the Fund is fully leveraged through the issuance of preferred shares and/or other borrowings. For the six months ended February 28, 2005, the Fund had preferred shares issued and outstanding.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2005, EIMC waived its fee in the amount of $108,255 and reimbursed expenses in the amount of $48, which combined represents 0.09% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets.

3. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares, without par value. For the period from April 30, 2004 (commencement of operations), to August 31, 2004, the Fund issued 11,505,000 common shares.

The Board of Trustees has committed to consider making tender offers for the Fund’s common shares in the event that the common shares trade at a discount to net asset value of greater than 5% for fifteen of twenty days during a measurement period, as defined in the Fund’s prospectus. These tender offers will be to purchase up to 5% of the Fund’s outstanding common shares at their net asset value. For the six months ended February 28, 2005, the Board of Trustees considered and approved the Fund’s first tender offer and 575,250 common shares were tendered and repurchased by the Fund. The Board of Trustees will continue to consider tender offers for the following seven quarters if a discount exists.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities excluding short-term securities were $149,465,154 and $156,032,955, respectively, for the six months ended February 28, 2005.

During the six months ended February 28, 2005, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of approximately $33,585,429 at a weighted average annual interest rate of 2.49% . The maximum amount outstanding under reverse repurchase agreements during the six months ended February 28, 2005 was $37,106,410 (including

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accrued interest). During the six months ended February 28, 2005, the Fund paid $414,971 in interest expense representing 0.34% of the Fund’s average daily net assets (on an annualized basis). At February 28, 2005, reverse repurchase agreements outstanding were as follows:

Repurchase	Repurchase		Maturity
Amount	Counterparty	Interest Rate	Date

$24,213,971	Lehman Brothers	3.20%	04/15/2005

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $315,997,356. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,918,858 and $919,590, respectively, with a net unrealized appreciation of $38,999,268.

On August 31, 2004, the Fund had $3,328,773 in capital loss carryovers for federal income tax purposes expiring in 2012.

5. AUCTION MARKET PREFERRED SHARES

The Fund has issued 3,200 shares of Auction Market Preferred Shares (“Preferred Shares”), with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on the Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 2.72% during the six months ended February 28, 2005. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on the Preferred Shares through its most recent dividend payment date.

The Preferred Shares are redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends (whether or not earned or declared). The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Service Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Ever

10. SUBSEQUENT DISTRIBUTIONS

On March 11, 2005, the Fund declared distributions from net investment income of $0.10 per common share, payable on April 1, 2005 to shareholders of record on March 14, 2005.

On April 11, 2005, the Fund declared distributions from net investment income of $0.10 per common share, payable on May 2, 2005 to shareholders of record on April 13, 2005.

These distributions are not reflected in the accompanying financial statements.

11. SUBSEQUENT EVENT

On April 21, 2005, pursuant to the Board of Trustees’ consideration and approval, 546,487 of common shares were tendered and repurchased by the Fund at a cost of $12,361,536.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

ADDITIONAL INFORMATION (unaudited)

On December 17, 2004, the Annual Meeting of shareholders of the Fund was held to consider the election of Trustees. On December 15, 2004, the record date of the meeting, the Fund had 11,505,000 shares outstanding, of which 9,544,080 shares (82.95%) were represented at the meeting.

The votes recorded at the meeting were as follows:

Proposal 1— Election of Trustees:

	Shares voted	Shares voted
	“For”	“Withheld”

Michael S. Scofield	9,471,881	72,199
Shirley L. Fulton	9,471,531	72,549
K. Dun Gifford	9,473,938	70,142
Dr. Leroy Keith Jr.	9,471,088	72,992

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the trustee is elected. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

571535 rv1 4/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Evergreen Investment Management Company, LLC (the “Advisor”). The proxy voting policies and procedures of the Advisor are included as an exhibit hereto.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 20, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: April 20, 2005